Consolidated statement of cash flows - GBP (£)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Cash generated from operations		£ 263,609,000	£ 119,604,000	£ 251,759,000
Interest paid		(18,986,000)	(18,904,000)	(19,523,000)
Interest received		2,857,000	1,187,000	736,000
Tax paid		(2,696,000)	(6,637,000)	(5,312,000)
Net cash inflow from operating activities		244,784,000	95,250,000	227,660,000
Cash flows from investing activities
Payments for property, plant and equipment		(13,737,000)	(13,260,000)	(8,373,000)
Proceeds from sale of property, plant and equipment			81,000
Payments for investment properties		(12,424,000)		(641,000)
Payments for intangible assets	[1]	(178,175,000)	(154,955,000)	(193,825,000)
Proceeds from sale of intangible assets	[1]	42,994,000	46,865,000	51,871,000
Net cash outflow from investing activities		(161,342,000)	(121,269,000)	(150,968,000)
Cash flows from financing activities
Repayment of borrowings		(3,750,000)	(419,000)	(395,000)
Dividends paid		(23,326,000)	(21,982,000)	(23,295,000)
Net cash outflow from financing activities		(27,076,000)	(22,401,000)	(23,690,000)
Net increase/(decrease) in cash and cash equivalents		56,366,000	(48,420,000)	53,002,000
Cash and cash equivalents at beginning of period		242,022,000	290,267,000	229,194,000
Effect of exchange rate changes on cash and cash equivalents		9,249,000	175,000	8,071,000
Cash and cash equivalents at end of period		£ 307,637,000	£ 242,022,000	£ 290,267,000

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payments terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 15. Trade payables in relation to the acquisition of registrations at the reporting date are provided in note 22. Trade receivables in relation to the disposal of registrations at the reporting date are provided in note 18.